OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS	6 Months Ended
Jun. 30, 2026
Operating Lease Liabilities And Right Of Use Assets
OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS

11. OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS

Operating Leases

The Company measured and recorded right of use assets and corresponding operating lease liabilities at the lease commencement dates.

The Company has made operating lease payments in the amount of $68,333 and $45,511 during the six months ended June 30, 2026 and 2025. Rent expense charged to operations, which differs from rent paid due to rent credits and to increasing amounts of base rent, is calculated by allocating total rental payments on a straight-line basis over the term of the lease. For the six months ended June 30, 2026 and 2025, the Company incurred operating lease expense amounted to $262,986 and $232,535, respectively.

Operating lease liabilities consist of:

	As of
	June 30,	December 31,
	2026	2025
Current portion	$1,451,725	$1,233,892
Long term portion	200,306	410,572
Total operating lease liabilities	$1,652,031	$1,644,464

The following summarizes total future minimum operating lease payments at June 30, 2026:

Twelve months period ended June 30,
2027	$1,474,802
2028	156,848
2029	51,480
Total minimum lease payments	1,683,130
Less: present value discount	(31,099)
Present value of minimum lease payments	1,652,031

As of June 30, 2026 and December 31, 2025, the weighted average discount rate for these leases is 4.67% and 4.67%, and the weighted average remaining term is 23 months and 28 months, respectively.